Derivative Instruments and Hedging Activities (Schedule of Offsetting of Derivative Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Amounts of Recognized Assets	$ 3,420	$ 6,204	$ 3,934
Gross Amounts Offset in the Balance Sheet	0	0	0
Net Amounts of Assets Presented in the Balance Sheet	3,420	6,204	3,934
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments Collateral	(84)	0	0
Gross Amounts Not Offset in the Balance Sheet, Cash Collateral	0	0	0
Net Amount	$ 3,336	$ 6,204	$ 3,934